SCHEDULE OF FAIR VALUE OF DERIVATIVE LIABILITY (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Beginning Balance, December 31, 2020	$ 513,959	$ 304,490
Additions	652,803	1,343,518	270,501
Mark to Market	(77,616)	(1,029,530)	61,029
Cancellation of Derivative Liabilities Due to Conversions
Reclassification to APIC Due to Conversions	(105,516)	(104,519)	(27,040)
Ending Balance, December 31, 2021	$ 983,630	$ 513,959	$ 304,490